PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
Condensed financial information of Guaranty Bancshares, Inc. follows:

	2017	2016
ASSETS
Cash and cash equivalents	$14,009	$1,645
Investment in banking subsidiaries	208,995	176,979
Other assets	511	1,781
Total assets	$223,515	$180,405

LIABILITIES AND EQUITY
Debt	$13,810	$37,596
Accrued expenses and other liabilities	2,360	895
KSOP-owned shares	—	31,661
Shareholders’ equity	207,345	110,253
Total liabilities and shareholders’ equity	$223,515	$180,405

	2017	2016	2015
Interest income	$11	$19	$3
Dividends from Guaranty Bank & Trust	—	12,000	20,000
	11	12,019	20,003
Expenses
Interest expense	1,024	1,417	1,045
Other expenses	1,682	1,406	1,811
	2,706	2,823	2,856
(Loss ) income before income tax and equity in undistributed income of subsidiary	(2,695)	9,196	17,147
Income tax benefit	354	900	850
Income before equity in undistributed earnings of subsidiary	(2,341)	10,096	17,997
Equity in undistributed earnings (loss) of subsidiary	16,780	2,025	(7,886)
Net earnings	$14,439	$12,121	$10,111
Comprehensive income	$14,799	$12,207	$9,362

Condensed Income Statement
Condensed financial information of Guaranty Bancshares, Inc. follows:

	2017	2016
ASSETS
Cash and cash equivalents	$14,009	$1,645
Investment in banking subsidiaries	208,995	176,979
Other assets	511	1,781
Total assets	$223,515	$180,405

LIABILITIES AND EQUITY
Debt	$13,810	$37,596
Accrued expenses and other liabilities	2,360	895
KSOP-owned shares	—	31,661
Shareholders’ equity	207,345	110,253
Total liabilities and shareholders’ equity	$223,515	$180,405

	2017	2016	2015
Interest income	$11	$19	$3
Dividends from Guaranty Bank & Trust	—	12,000	20,000
	11	12,019	20,003
Expenses
Interest expense	1,024	1,417	1,045
Other expenses	1,682	1,406	1,811
	2,706	2,823	2,856
(Loss ) income before income tax and equity in undistributed income of subsidiary	(2,695)	9,196	17,147
Income tax benefit	354	900	850
Income before equity in undistributed earnings of subsidiary	(2,341)	10,096	17,997
Equity in undistributed earnings (loss) of subsidiary	16,780	2,025	(7,886)
Net earnings	$14,439	$12,121	$10,111
Comprehensive income	$14,799	$12,207	$9,362

Condensed Cash Flow Statement

	2017	2016	2015
Cash flows from operating activities
Net earnings	$14,439	$12,121	$10,111
Adjustments:
Distributions in excess of (equity in undistributed) subsidiary earnings	(16,780)	(2,025)	7,886
Stock based compensation	355	211	237
Change in other assets	1,270	89	(646)
Change in other liabilities	1,589	(227)	(95)
Net cash provided by operating activities	873	10,169	17,493

Cash flows from investing activities
Acquisition of DCB Financial Corporation	—	—	(7,329)
Acquisition of Texas Leadership Bank of Royce City	—	—	(7,771)
Investment in Guaranty Bank & Trust	(15,000)	—	(4,000)
Net cash used in investing activities	(15,000)	—	(19,100)

Cash flows from financing activities
Proceeds of borrowings	2,000	19,000	27,000
Repayments of borrowings	(25,786)	(20,714)	(13,000)
Sale of common stock	55,755	—	7,266
Purchase of treasury stock	—	(12,218)	(14,568)
Sale of treasury stock	—	8,557	—
Exercise of stock options	84	36	—
Dividends paid	(5,562)	(4,615)	(4,526)
Net cash provided by (used in) financing activities	26,491	(9,954)	2,172

Net change in cash and cash equivalents	12,364	215	565
Beginning cash and cash equivalents	1,645	1,430	865
Ending cash and cash equivalents	$14,009	$1,645	$1,430